Submission	Sep. 03, 2024
Submission [Line Items]
Central Index Key	0000813672
Registrant Name	Cadence Design Systems, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES